CREDIT FROM BANKING INSTITUTIONS (Schedule of Short Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Short-term loans - linked to the Colombian Pezo		$ 599
Short-term loans - linked to the Mexican Pezo		1,526
Current maturities of long-term loan (note 11B)	18,110	8,350
Others		84
Credit from banking institutions	$ 18,110	$ 10,559